Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Oil sales	$ 742,499	$ 136,776	$ 778,735	$ 226,161	$ 292,332	$ 2,581,689
Gas sales	240,373	26,253	243,454	48,196	77,068	364,732
Operating fees	7,225	8,888	9,625	15,720	26,664	182,773
Realized gain on commodity price derivatives					0	11,143
Total revenue	990,097	171,917	1,031,814	290,077	396,064	3,140,337
Costs and expenses:
Production costs	328,167	66,824	365,392	87,216	195,435	954,347
Production taxes	52,288	4,406	54,216	15,220	27,917	269,823
General and administrative	3,504,669	3,051,214	5,168,644	5,404,092	7,929,628	10,325,843
Depreciation, depletion, accretion and amortization	538,944	191,068	561,829	434,648	584,203	1,337,662
Impairment of evaluated oil and gas properties	0	504,897	0	5,966,909	24,478,378	0
Total costs and expenses	4,424,068	3,818,409	6,150,081	11,908,085	33,215,561	12,887,675
Loss from operations before conveyance					(32,819,497)	(9,747,338)
Loss on conveyance of oil and gas properties					0	(2,269,760)
Loss from operations	(3,433,971)	(3,646,492)	(5,118,267)	(11,618,008)	(32,819,497)	(12,017,098)
Other income (expenses):
Other income	246,818	785	245,354	793	3,160	32,444
Inducement expense	(5,126,903)	0	(5,126,903)	0	0	(6,661,275)
Change in fair value of convertible debentures conversion derivative liability					1,243,931	(5,526,945)
Change in fair value of derivative liability - conversion feature	11,834	(161,806)	(37,084)	(273,897)
Change in fair value of warrant liability	(41,362)	(217,250)	(60,160)	(266,212)	394,383	571,228
Change in fair value of conditionally redeemable 6% preferred stock	(453,971)	74,305	(777,911)	120,191	513,585	0
Interest expense	(2,268,660)	(553,522)	(3,602,663)	(775,132)	(1,696,899)	(4,837,025)
Total other expenses	(7,632,244)	(857,488)	(9,359,367)	(1,194,257)	458,160	(16,421,573)
Net loss	(11,066,215)	(4,503,980)	(14,477,634)	(12,812,265)	(32,361,337)	(28,438,671)
Dividend on Preferred stock					(120,000)	(341,848)
Dividends on redeemable preferred stock	(30,000)	(30,000)	(60,000)	(60,000)
Dividend Series A Convertible Preferred Stock	(136,813)	(150,000)	(286,813)	(300,000)
Loss on extinguishment of Series A Convertible Preferred Stock	(540,000)	0	(540,000)	0
Deemed Dividend On Convertible Preferred Stock	(7,906,243)	0	(7,906,243)	0	(600,000)	(3,519,370)
Net loss attributable to common shareholders	$ (19,679,271)	$ (4,683,980)	$ (23,270,690)	$ (13,172,265)	$ (33,081,337)	$ (32,299,889)
Net loss per common share basic and diluted	$ (4.99)	$ (1.73)	$ (6.78)	$ (4.87)	$ (12.13)	$ (12.27)
Weighted average shares outstanding:
Basic and diluted	3,946,573	2,712,607	3,431,122	2,705,754	2,726,775	2,633,316